Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
AB USA's
Tax components
	Year Ended December 31,
	2012	2013	2014
Current tax expense	$-	(312)	$(56)
Deferred tax expense	-	-	-
Income tax provision	$-	(312)	$(56)

Effective tax rate	-	45.6%	(3.19%)

Tax reconciliation
	Year Ended December 31,
	2012	2013	2014
Income tax on profit before tax at statutory rate	$-	(332)	$(29)
Effect of permanent differences	-	20	(27)
Total tax (expense)/ benefit reconciliation	$-	(312)	$(56)

ABAS
Tax components
	Year Ended December 31,
	2012	2013	2014
Current tax expense	$(75)	-	$-
Deferred tax benefit/ (expense)	(241)	(332)	(458)
Income tax benefit/ (expense)	$(316)	(332)	$(458)

Effective tax rate Reconciliation	80.00%	44.09%	25.46%

Tax reconciliation
	Year Ended December 31,
	2012	2013	2014
Income tax benefit/ (expense) on result before tax at statutory rate	$(114)	(204)	$(506)
Effect of permanent differences	(202)	(128)	48
Total tax benefit/ (expense) Reconciliation	$(316)	(332)	$(458)

Deferred tax assets / liabilities
	Year Ended December 31,
	2012	2013	2014
Deferred tax assets:
Carryforward of notional interest deduction	$54	-	$-
Tax carryforward losses	2,023	1,734	1,275
Investment tax incentive	447	458	459
Total deferred taxes, net	$2,524	2,192	$1,734

Aegean NWE
Tax components
	Year Ended December 31,
	2012	2013	2014
Current tax expense	$(3,370)	-	$(163)
Deferred tax (expense)/ benefit	(187)	1,732	547
Income tax (expense)/ benefit	$(3,557)	1,732	$384

Effective tax rate Reconciliation	34.32%	33.44%	7.57%

Tax reconciliation
	Year Ended December 31,
	2012	2013	2014
Income tax on profit before tax at statutory rate	$(3,472)	1,750	$1,735
Effect of permanent differences	(85)	(18)	(1,351)
Total tax (expense)/ benefit reconciliation	$(3,557)	1,732	$384

Deferred tax assets / liabilities
	Year Ended December 31,
	2012	2013	2014
Deferred tax assets:
Tax carry forward losses	$-	1,402	$2,570
Total deferred tax assets, net	-	1,402	2,570

Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	3,045	2,715	3,336
Total deferred tax liabilities, net	$3,045	2,715	$3,336

ICS
Tax components
	Year Ended December 31,
	2012	2013	2014
Current tax expense	$(249)	(110)	$(334)
Deferred tax expense	-	-
Income tax provision	$(249)	(110)	$(334)

Effective tax rate Reconciliation	11.28%	13.63%	51.38%

Tax reconciliation
	Year Ended December 31,
	2012	2013	2014
Income tax on profit before tax at statutory rate	$(616)	(227)	$(183)
Effect of permanent differences	367	117	(151)
Total tax expense reconciliation	$(249)	(110)	$(334)